Summary of significant accounting policies	12 Months Ended
Dec. 31, 2011
Summary of significant accounting policies

2.    Summary of significant accounting policies

Principles of Consolidation and Presentation

The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP"). The consolidated financial statements include the financial statements of the New Borun, Golden Direction, China High, WGC, Shangdong Borun and Daqing Borun. All significant inter-company transactions and balances have been eliminated upon consolidation.

Segment Reporting

The Company operates and manages its business as a single segment. As the Company primarily generates its revenues from customers in the PRC, no geographical segments are presented.

Foreign Currency Translation

The Company's financial statements are presented in Chinese Renminbi ("RMB"), which is the Company's reporting currency. The functional currency of the Company's subsidiary in Hong Kong is the U.S. dollar while the functional currency of the Company's subsidiaries in the PRC is RMB.

In accordance with ASC 830, the Company translates the assets and liabilities into RMB using the rate of exchange prevailing at the applicable balance sheet date and the statements of income and cash flows are translated at an average rate during the reporting period. Adjustments resulting from the translation from U.S.dollar into RMB are recorded in shareholders' equity as part of accumulated other comprehensive income.

Convenience Translation into United States Dollar Amounts (Unaudited)

The Company reports its financial statements using the RMB. The Dollar amounts disclosed in the accompanying financial statements are presented solely for the convenience of the reader, and have been converted at the rate of RMB6.3009 to one Dollar ($), which is published by the People's Bank of China on December 31, 2011. Such translations should not be construed as representations that the RMB amounts represent, have been, or could be, converted into, $ at that or any other rate.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could materially differ from those estimates.

Revenue Recognition

The Company recognizes revenue in accordance with ASC 605, Revenue Recognition, when persuasive evidence of an arrangement exists, the price is fixed or determinable, collection is reasonably assured and delivery of products has occurred or services have been rendered. Delivery occurs upon receipt of products by the customers at the customers' warehouse or designated destination, or at the time products are picked up by the customers at the Company's warehouse.

Revenues presented on the consolidated statements of operations and comprehensive income are net of sales taxes.

Cost of Goods Sold

The Company's cost of goods sold includes product costs, shipping and handling costs, and costs related to inventory adjustments from time to time. Product costs include raw materials, production overhead costs, amortization of production license, and depreciation of property, plant and equipment used directly or indirectly for production.

Research and Development Costs

Research and development costs are expensed as incurred. The Company did not incur any material research and development costs for the years ended December 31, 2009, 2010 and 2011.

Advertising Expenses

Costs associated with advertising are expensed as incurred. The Company did not incur any advertising expenses for the years ended December 31, 2009, 2010 and 2011.

Shipping and Handling Costs

The Company records all charges for outbound shipping and handling as revenue. All corresponding shipping and handling costs are classified as cost of goods sold.

Comprehensive Income (Loss)

The Company presents comprehensive income (loss) in accordance with ASC Topic 220, Comprehensive Income. ASC Topic 220 states that all items that are required to be recognized under accounting standards as components of comprehensive income (loss) be reported in the consolidated financial statements. The components of comprehensive income were the net income for the years and the foreign currency translation adjustments.

Inventories

Inventories are stated at the lower of cost or market determined using the weighted average method which approximates cost and estimated net realizable value. Cost of work in progress and finished goods comprise direct material, direct production costs and an allocated portion of production overhead costs based on normal operating capacity.

Property, Plant, and Equipment

Property, plant and equipment are recorded at cost. Significant additions or improvements extending useful lives of assets are capitalized. Depreciation is calculated using the straight-line method (after taking into account their respective estimated residual value) over the estimated useful lives as follows.

Buildings and improvements	20 to 30 Years
Machinery	10 Years
Office equipment and furnishing	3 to 5 Years
Motor vehicles	4 to 5 Years

Maintenance and repairs are charged directly to expense as incurred, whereas improvements and renewals are generally capitalized in their respective property accounts. When an item is retired or otherwise disposed of, the cost and applicable accumulated depreciation are removed and the resulting gain or loss is recognized and reflected in the consolidated statements of income.

Land Use Rights

According to the laws of the PRC, land is owned by the state or rural collective economic organizations in the PRC. Companies or individuals are authorized to possess and use the land only through the land use rights granted by the government. The land use rights represent cost of the rights to use the land in respect of properties located in the PRC. Land use rights are carried at cost and amortized on a straight-line basis over the period of rights of 50 years.

Intangible Assets

Intangible assets include production license for use in the production and distribution of edible alcohol and is accounted for under ASC 350-30, General Intangibles Other Than Goodwill. The current production license for use in the production and distribution of edible alcohol renewed in October 2011with an additional five years. The production license renewal is normally subject to inspection and renewed every five years with a small renewal application fee cost. Based on the Company's historical experience in producing and distributing edible alcohol, the Company does not expect to incur significant cost to renew its production license nor does it expect any material modifications to the existing terms of the production license, or any difficulties in renewing the license. The remaining useful life of the production license is estimated as 5.7 years to the expiration date of next renewed license. Amortization expense is calculated on a straight-line basis over the useful life of the production license which include additional five-year expected renewal period.

Impairment of Long-Lived Assets

The Company, in accordance with ASC 360, Property, Plant and Equipment, reviews for impairment of long-lived assets and certain identifiable intangibles whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability is determined by comparing projected undiscounted cash flows associated with such assets to the related carrying value

An impairment loss would be recognized when estimated discounted future cash flows expected to result from the use of the asset and its eventual disposition is less than its carrying amount. The Company performed impairment of long-lived assets test and no impairment losses were deemed required and as a result, the Company did not record any impairment losses for the years ended December 31, 2009, 2010 and 2011.

Retirement and Other Postretirement Benefits

Full-time employees of the Company in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require the Company to make contributions to the government for these benefits based on certain percentages of the employees' salaries. The Company accounts for the mandated defined contribution plan under the vested benefit obligations approach based on the guidance of ASC 715, Compensation—Retirement Benefits.

The total amounts for such employee benefits which were expensed were RMB2,016,583, RMB6,242,539 and RMB10,533,795 ($1,671,792) for the years ended December 31, 2009, 2010 and 2011, respectively.

Appropriated Retained Earnings

The income of the Company's PRC subsidiaries is distributable to their shareholder after transfer to reserves as required by relevant PRC laws and regulations and the subsidiary's Articles of Association. As stipulated by the relevant laws and regulations in the PRC, these PRC subsidiaries are required to maintain reserves which are non-distributable to shareholders. Appropriations to the reserves are approved by the respective boards of directors.

Reserves include statutory surplus reserves and discretionary reserves. Statutory surplus reserves can be used to offset the accumulated losses, if any, and may be converted into capital in proportion to the existing equity interests of shareholders, provided that the balance after such conversion is not less than 25% of the registered capital. The appropriation to the statutory surplus reserves must not be less than 10% of net profit after taxation. Such appropriation may cease to apply if the balance of the fund is equal to 50% of the entity's registered capital. The annual appropriations of reserves of WGC, Shandong Borun and Daqing Borun are 10%, 10% and 10%, respectively, of the net profit after taxation. For the years ended December 31, 2009, 2010 and 2011, the Company made transfers to this reserve fund in the amounts of RMB13,323,291, RMB26,479,421 and RMB31,792,528($5,045,712) , respectively.

Dividends

The Company provides discretionary dividend payments based on the Company's Board of Director's approval. The Board of Director's of the Company had not approved any dividend payment as of December 31,2009, 2010 and 2011 .

Income Taxes

The Company follows ASC 740, Income Taxes, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates, applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The Company follows ASC 740-10-25, which provides criteria for the recognition, measurement, presentation and disclosure of uncertain tax position. The Company must recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution. The Company did not recognize any additional liabilities for uncertain tax positions as a result of the implementation of ASC 740-10-25.

Earning per share

Earnings per share is calculated in accordance with ASC 260, "Earnings Per Share." Basic earnings per share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. The Two-Class Method prescribed under EITF 03-6, "Participating Securities and the Two-Class Method under FASB Statement No. 128," is used to calculate earnings per share data for preference shares that are participating securities. The preference shareholders participate in undistributed earnings with ordinary shareholders. The preference shareholder is entitled to receive dividends, when declared, on a basis equivalent to holders of ordinary shares. The holder is also entitled to undistributed earnings proportionate to its ownership interest. Undistributed earnings for a period are allocated to the preference shareholder based on its contractual participation rights to share in those current earnings as if all of the earnings for the period had been distributed.

Diluted income per share is computed using the more dilutive of (a) the two-class method or (b) the if-converted method. Diluted earnings per ordinary share also reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. There are no other dilutive securities besides the preference shares for any of the years presented. Earnings per share is calculated on an as-if converted basis with the same results as earnings per share calculated using the Two-Class Method for all periods presented.

	Year Ended December 31,
	2009	2010	2011	2011
	(RMB)	(RMB)	(RMB)	(Unaudited) ($)
Net income	166,410,631	259,424,331	312,994,474	49,674,566

Undistributed earnings available to ordinary and preference shareholders	166,410,631	259,424,331	312,994,474	49,674,566
Participation in undistributed earnings by preference shareholder	(42,868,951)	(27,744,622)	—	—

Undistributed earnings available to ordinary shareholder	123,541,680	231,679,709	312,994,474	49,674,566

Numerator:
Numerator for basic and diluted earnings per share	123,541,680	231,679,709	312,994,474	$49,674,566

Denominator:
Weighted average number ordinary shares outstanding—basic and diluted	14,847,811	20,927,117	25,725,000	25,725,000

Earnings per share:
Basic and diluted	8.32	11.07	12.17	$1.93

Upon the Company completed its initial public offering (the "IPO") on June 11, 2010, the Company has no preference shares since all of the Class A, B and C convertible preference shares were automatically converted into 5,152,189 ordinary shares.

Concentrations of Credit Risk and Risk Factors

Trade Accounts Receivable—Concentrations of credit risk with respect to accounts receivable are limited due to the large number of customers dispersed across diverse markets and generally short payment terms. Credit is extended based on an evaluation of the customer's financial condition and collateral generally is not required. The Company evaluates the collectability of accounts receivable based on a combination of factors. In cases where the Company is aware of circumstances that may impair a specific customer's ability to meet its financial obligations subsequent to the original sale, the Company will record a specific allowance against amounts due, and thereby reduce the net recognized receivable to the amount the Company reasonably believes will be collected.

Revenues—Substantially all of the Company's revenues are derived from sales of edible alcohol and its by-products, including DDGS Feed, corn germ, liquid carbon dioxide and crude corn oil in PRC. Any significant decline in market acceptance of the Company's products or in the financial condition of our existing customers could impair our ability to operate effectively.

Recently Issued Accounting Pronouncements

In June 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which is a new guidance on the presentation of comprehensive income that will require a company to present components of net income and other comprehensive income in one continuous statement or in two separate, but consecutive statements. There are no changes to the components that are recognized in net income or other comprehensive income under current GAAP. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011, with early adoption permitted. It is applicable to the Company’s fiscal year beginning January 1, 2012. Currently, the Company evaluated the effect of ASU 2011-05 on its financial statements and has concluded that it would have no material impact on the Company's consolidated financial statements.

ASU 2011-05 was modified by the issuance of ASU 2011-12 - Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05in December 2011, which indefinitely deferred certain provisions of ASU 2011-05, including the requirement to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented. This amendment is effective for both annual and interim financial statements beginning after December 15, 2011. The Company believes that its adoption of ASU 2011-12 will not have any material impact on its consolidated financial statements.

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurement (Topic 820)”, which provided clarifications for Topic 820 and also included instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurement has changed. This ASU results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP, and is effective during interim and annual periods beginning after December 15, 2011 for public entities. Early application by public entities is not permitted, and the adoption of ASU 2011-04 is not expected to have a material impact on the Company’s consolidated financial position or results of operations.

In December 2011, the FASB issued ASU 2011-11 - Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities, which requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting agreement. The objective of the disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards ("IFRS"). This ASU is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. Retrospective presentation for all comparative periods presented is required. Its adoption of ASU 2011-11 is not expected to have material impact on its consolidated financial statements.